Note 17 - Financial Instruments	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Financial Instruments Disclosure [Text Block]
17	Financial Instruments:

The principal financial assets of the Company consist of cash on hand and at banks, restricted cash, prepaid expenses and other receivables. The principal financial liabilities of the Company consist of short and long term loans, related party loans, accounts payable due to suppliers, amounts due from/to related parties, accrued liabilities, interest rate swaps, convertible preferred shares and warrants granted to third
parties.

a)
Interest rate risk:
The Company is subject to market risks relating to changes in interest rates relating to debt outstanding under its bank loan facilities on which it pays interest based on LIBOR plus a margin. In order to manage part or whole of its exposure to changes in interest rates due to this floating rate indebtedness, the Company has entered into three
interest rate swap agreements with ABN Amro Bank, another interest rate swap agreement with NORD/LB Bank and might enter into more interest rate swap agreements in the future.

b)
Credit risk:
Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash. The Company places its temporary cash investments, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions with which it places its temporary cash investments.

c)	Fair value:

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and cash equivalents and restricted cash are considered Level
1
items as they represent liquid assets with short term maturities. The Company considers its creditworthiness when determining the fair value of the credit facilities.

The fair value of bank debt approximates the recorded value due to its variable interest rate, being the LIBOR. LIBOR rates are observable at commonly quoted intervals for the full term of the loans and, hence, bank loans are considered Level
2
items in accordance with the fair value hierarchy.

The fair value of interest rate swaps is determined using a discounted cash flow method taking into account current and future interest rates and the creditworthiness of both the financial instrument counterparty and the Company and, hence, they are considered Level
2
items in accordance with the fair value hierarchy.

The fair value of Warrants is determined using the Cox, Ross and Rubinstein Binomial methodology and hence are considered Level
3
items in accordance with the fair value hierarchy.

The Company follows the accounting guidance for Fair Value Measurements. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The guidance requires assets and liabilities carried at fair value to be classified and disclosed in one
of the following
three
categories:

Level
1:
Quoted market prices in active markets for identical assets or liabilities;
Level
2:
Observable market based inputs or unobservable inputs that are corroborated by market data;
Level
3:
Unobservable inputs that are
not
corroborated by market data.

Interest rate swap agreements

The Company has entered into interest rate swap transactions to manage interest costs and the risk associated with changing interest rates with respect to its variable interest rate credit facilities. These interest rate swap transactions fixed the interest rates based on predetermined ranges in LIBOR rates. The Company has entered into the following agreements with ABN Amro Bank and Nord/LB Bank relating to interest rate swaps, the details of which were as follows:

Agreement Date	Counterparty	Effective (start) date:	Termination Date:	Notional amount on effective date	Interest rate payable
June 3, 2016	ABN Amro Bank	April 13, 2018	Ju1y 13, 2021	$16,575	1.4425%
December 19, 2016	ABN Amro Bank	December 21, 2016	January 13, 2022	$20,700	2.0800%
December 19, 2016	ABN Amro Bank	December 21, 2016	August 10, 2022	$19,450	2.1250%
March 29, 2017	NORD/LB Bank	May 17, 2017	May 17, 2023	$21,139	2.1900%

The fair value of the swaps was considered by the Company to be classified as Level
2
in the fair value hierarchy since their value was being derived by observable market based inputs. The Company pays a fixed rate and receives a floating rate for these interest rate swaps. The fair values of these derivatives determined through Level
2
of the fair value hierarchy were derived principally from, or corroborated by, observable market data. Inputs included quoted prices for similar assets, liabilities (risk adjusted) and market-corroborated inputs, such as market comparables, interest rates, yield curves and other items that allowed values to be determined.

Warrant liability

The Company's derivatives outstanding as of
December 31, 2016
and
2017,
are recorded at their fair values. As of
December 31, 2017
the Company’s derivatives consisted of
2,134,501
warrant shares outstanding, issued in connection with the Company’s follow-on offering that closed on
June 11, 2014 (
see Note
11
), as depicted in the following table:

Warrants Outstanding December 31, 2016	Warrant Shares Outstanding December 31, 2016	Term	Warrant Exercise Price*	Fair Value – Liability December 31, 2016
2,673,406	347,543	5 years	$19.70	3,222

* Applying the Variable Exercise Price

Warrants Outstanding December 31, 2017	Warrant Shares Outstanding December 31, 2017	Term	Warrant Exercise Price	Fair Value – Liability December 31, 2017
1,976,389	2,134,501	5 years	$2.30	3,332

Fair value of financial liabilities

The following table presents the fair value of those financial assets and liabilities measured at fair value on a recurring basis and their locations on the accompanying consolidated balance sheets, analyzed by fair value measurement hierarchy level:

		Fair Value Measurement at Reporting Date
As of December 31, 2016	Total	Using Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Non-current asset	300	-	300	-
Non-current liability	3,563	-	341	3,222
As of December 31, 2017
Non-current asset	394	-	394	-
Non-current liability	3,335	-	3	3,332

The following table sets forth a summary of changes in fair value of the Company’s level
3
fair value measurements for the years ended
December 31, 2016
and
2017:

Closing balance – December 31, 2015	3,216
Change in fair value of Warrants, included in the consolidated statements of comprehensive loss	641
Adjustment for cashless exercise of Warrants, included in Additional paid-in capital line item of consolidated balance sheets	(635)
Closing balance – December 31, 2016	3,222
Change in fair value of Warrants, included in the consolidated statements of comprehensive loss	256
Adjustment for cashless exercise of Warrants, included in Additional paid-in capital line item of consolidated balance sheets	(146)
Closing balance – December 31, 2017	3,332

Derivative Financial Instruments
not
designated as hedging instruments:

The Company's interest rate swaps did
not
qualify for hedge accounting. The Company estimates the fair value of its derivative financial instruments at the end of every period and reflects the resulting unrealized gain or loss during the period in Loss on derivative financial instruments in the statement of comprehensive loss as well as presenting the fair value at the end of each period in the balance sheet.

The major unobservable input in connection with the valuation of the Company’s Warrants is the volatility used in the valuation model, which is approximated by using
2
-year weekly historical observations of the Company’s share price. The annualized
2
-year weekly historical volatility that has been applied in the warrant valuation as of
December 31, 2017
was
233%.
A
5%
increase in the volatility applied would lead to an increase of
4.0%
in the fair value of the Warrants. The fair value of the Company’s Warrants is considered by the Company to be classified as Level
3
in the fair value hierarchy since it is derived by unobservable inputs.

Quantitative information about Level 3 Fair Value Measurements
Derivative type	Fair Value at December 31, 2016	Fair Value at December 31, 2017	Balance Sheet Location	Valuation Technique	Significant Unobservable Input	Value December 31, 2016	Value December 31, 2017
Warrants	3,222	3,332	Non-Current liabilities –Derivative financial instruments	Cox, Ross and Rubinstein Binomial	Volatility	104.70%	233%

Information on the location and amounts of derivative financial instruments fair values in the balance sheet and derivative financial instrument losses in the statement of comprehensive loss are presented below:

	Amount of gain/(loss) recognized in Statement of comprehensive loss located in Loss on derivate financial instruments
	2015	2016	2017
Interest rate swaps- change in fair value	-	(41)	431
Interest rate swaps– realized gain/(loss)	225	(16)	(476)
Warrants- change in fair value	(617)	(641)	(256)
Total	(392)	(698)	(301)